Finance Costs (Tables)	9 Months Ended
Sep. 30, 2021
Finance Costs [Abstract]
Schedule of Finance Cost

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Interest Expense – Short-Term Borrowings and Long-Term Debt	146	103	424	288
Net Premium (Discount) on Redemption of Long-Term Debt (Note 18)	115	—	115	(25)
Interest Expense – Lease Liabilities (Note 19)	43	22	129	66
Unwinding of Discount on Decommissioning Liabilities (Note 20)	49	14	143	43
Other	7	6	25	19
	360	145	836	391